Offerings - Offering: 1	May 30, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 122,631,977.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 18,774.96
Offering Note	* Estimated solely for purposes of calculating the amount of the filing fee only. The transaction valuation was calculated by adding (i) the product of (A) 2,556,502 shares of common stock, par value $0.20 per share (the "Shares") of Servotronics, Inc., a Delaware corporation ("Servotronics"), issued and outstanding, and (B) the offer price of $47.00 per Share (the "Offer Price"); and (ii) the product of (A) 52,689 Shares subject to issuance pursuant to performance share units granted and outstanding and (B) the Offer Price. The foregoing share figures have been provided by Servotronics and are as of May 30, 2025, the most recent practicable date. ** The amount of the filing fee was calculated in accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended, and the Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2025 beginning on October 1, 2024, issued August 20, 2024, by multiplying the transaction value by 0.00015310.